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                                                     OMB APPROVAL
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                                          OMB Number:          3235-0422
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                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                              Form N-23c-3
                    Notification of Repurchase Offer
                 Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

- ---------------------------------------------------------------------
1. Investment Company Act File Number              Date of Notification

   811-10473                                       November 20, 2003
- ---------------------------------------------------------------------
2. Exact name of investment company as specified in registration statement:

   Advantage Advisers Multi-Sector Fund I
- ---------------------------------------------------------------------
3. Address of principal executive office: (number, street, city, state, zip code)

   200 Park Avenue, 24th Floor, New York, NY  10166
- ---------------------------------------------------------------------
4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
- ----------------------------------------------------------------------

                                               By: /s/A. Tyson Arnedt
                                                   -------------------
                                                         (Name)

                                                     Vice President
                                                   -------------------
                                                        (Title)


[PAGE BREAK]


                   ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                      COMMENCEMENT OF REPURCHASE OFFER


November 20, 2003

To:  Advantage Advisers Multi-Sector Fund I Selling Firms:

Beginning November 20, 2003, Advantage Advisers Multi-
Sector Fund I (the "Fund") will be conducting its next quarterly repurchase offer. The offer commences November
20 and expires as of 4:00 pm Eastern time on December 17, 2003. For confirmation purposes to investors, Account
Executives should hold repurchase requests until December
19 at which point they may submit them to NSCC on that date only. Account Executives should not accept repurchase requests after December 17. Tendering shareholders will receive proceeds based on the net asset value of the Fund's shares on December 19, 2003.

Terms and conditions of the offer are contained in the attached Repurchase Offer and related Repurchase Offer
Form, dated November 20, 2003. In connection with the repurchase offer, pursuant to the terms of your selling agreement with the Fund, account executives must (i) ensure that each client that owns Fund shares receives the repurchase offer materials; and (ii) respond to client inquiries about procedures for tendering Fund shares.
Copies of the repurchase offer are available on the Fund's broker-only website www.advantageadvisers.com. Copies will also be sent direct to investors via ADP.

The Fund is offering to repurchase up to twenty-five percent (25%) of its outstanding shares at net asset value on December 19, 2003. If more shares are tendered for repurchase than the Fund is offering, the Fund may (but is not obligated to) increase the number of shares the Fund is offering to repurchase by up to two percent (2%) of the outstanding shares on December 19, 2003.

If the Fund determines not to increase the number of shares to be repurchased, or, if after the Fund increases the number of shares to be repurchased, there remain shares tendered for repurchase over such increased amount, then the Fund will repurchase shares on a pro-rata basis. If such pro-ration is necessary, notice will be provided via
Fund/SERV the next business day after the expiration of the offer (December 22).

Selling firms must tender account positions exclusively via
NSCC Fund/SERV. All repurchase requests must be submitted on December 19 by no later than 7:30 pm ET. Requests for repurchase submitted to NSCC prior to December 19 will be rejected. Any orders submitted after that time will not be accepted for the current repurchase offer.

Please direct any questions regarding repurchases to the Fund's broker-only support line: 1-800-635-1404.


[PAGE BREAK]


November 20, 2003

Dear Advantage Advisers Multi-Sector Fund I Investor:

As a shareholder of Advantage Advisers Multi-Sector Fund I (the "Fund"), you are entitled once a quarter to redeem shares. We want to notify you of the next upcoming opportunity to do so if you wish. Please disregard this notice unless you wish to redeem Fund shares.

Between November 20 and December 17, 2003, you are entitled to request that the fund redeem shares you own. If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service.

Page 5 of this document contains a repurchase request form.
Your repurchase request form must be received in proper order no later than December 17, 2003 in order to honor it, and your request will be executed at the Fund's closing net asset value on December 19, 2003. You do not need to take any action if you do not wish to redeem Fund shares.

All requests to redeem shares must be received in good order by 4:00 p.m. eastern time on December 17, 2003.

If you have questions about redeeming fund shares, please contact your financial advisor or refer to the enclosed
Repurchase Offer that describes the process in greater detail.

Thank you for your continued confidence in Advantage Advisers
Multi-Sector Fund I.


Sincerely,


Howard M. Singer
Chairman


[PAGE BREAK]


November 20, 2003

                 ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                      QUARTERLY REPURCHASE OFFER

1. The Offer. Advantage Advisers Multi-Sector Fund I is offering to repurchase up to twenty-five percent (25%) of its shares at a price equal to the net asset value on December 19, 2003. The terms of this offer are described below and in the Fund's prospectus. The purpose of this offer is to provide you with liquidity since the Fund is unaware of any secondary market that exists for your investment. The Fund has not set any minimum number of shares for its repurchase offer.

2. Net Asset Value. The Fund's NAV on November 12 was $27.29 per share. Because NAVs can fluctuate, please contact your financial advisor for the Fund's latest NAV.

3. Repurchase Request Deadline. The Fund must receive your repurchase request form in proper form on or before 4:00 p.m., Eastern time, on December 17, 2003. You may withdraw or modify your repurchase request at any time prior to that time.

4. Repurchase Pricing Date. The Fund will redeem shares at NAV on December 19, 2003.

5. Payment For Shares Repurchased. Repurchase proceeds will be credited to your brokerage account no later than December 26, 2003, 7 days after the Repurchase Pricing Date.

6.  Increase In Number Of Shares Repurchased: Pro Rata Repurchase.
If share repurchase requests exceed the number of shares in the Fund's repurchase offer, the Fund may (but is not obligated to) increase the number of shares in its repurchase offer by up to two percent (2%). If share repurchase requests exceed the number of shares in the Fund's expanded offer, the Fund is required to repurchase tendered shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request, even if you tender all shares held in your account. In this event, you may be unable to liquidate some or all of your investment, and you may have to wait until a later date to tender the shares that the fund was unable to repurchase. Until then, you would be subject to the risk of NAV fluctuations.

7. Withdrawal Of Shares To Be Repurchased. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time, on December 17, 2003.

8. Suspension Or Postponement Of Repurchase Offer. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the fund's Board of Trustees, including a majority of the independent trustees. These circumstances are limited and include the following:

(a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal
Revenue Code;

(b) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;

(c) for any period that the Securities and Exchange Commission permits by order for the protection of shareholders; or

(d) during any period during which the New York Stock Exchange or any market on which securities owned by the Fund are principally traded is closed, or trading on the New York Stock Exchange or such market is restricted.

You will be notified if the Fund suspends or postpones the offer, and if the Fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases. Shares tendered pursuant to the Fund's offer will be treated as a taxable sale of the shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. Documents In Proper Form. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request. The Fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT
AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND'S PROSPECTUS.

FOR THE FUND'S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.


[PAGE BREAK]


                       Repurchase Request Form
                Advantage Advisers Multi-Sector Fund I

This form must be returned to your financial advisor in proper order by December 17, 2003 if you wish to redeem your shares of the Advantage Advisers Multi-Sector Fund I. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time on December 17, 2003.

If you have any questions regarding this form, please contact your financial advisor.

Name and address of registered shareholder(s):

Registered Shareholder:
 _____________________________________________________

Street Address: ______________________________________

City, State and Zip Code: ____________________________

Account Number: ______________________________________

Social Security Number: ______________________________

Daytime Telephone Number:_____________________________

Please provide a phone number where you can be reached if there are any questions about your request.

SECTION I.  	         SHARE REPURCHASE

I/We request that Advantage Advisers Multi-Sector Fund I repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

___ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

___ Full Repurchase:

Please repurchase all shares from my/our account.


SECTION II.           PAYMENT

Proceeds of your tender will be credited to your brokerage account.

SECTION III.         SIGNATURE

Please sign below and note the following important points:

Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

* If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

_________________________________________________________

Date:   __________________